Schedule of Investments (unaudited) February 28, 2022	BlackRock Sustainable Advantage Large Cap Core Fund (formerly known as BlackRock Advantage ESG U.S. Equity Fund) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
Axon Enterprise, Inc.(a)	710	$99,578
Curtiss-Wright Corp.	639	94,265
HEICO Corp.	688	101,487
HEICO Corp., Class A	995	122,305
Hexcel Corp.	404	23,392
Howmet Aerospace, Inc.	6,326	227,230
Mercury Systems, Inc.(a)	261	15,717
Spirit AeroSystems Holdings, Inc., Class A	1,579	78,950
Woodward, Inc.	23,197	2,891,042

		3,653,966

Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	20,651	1,996,539
Expeditors International of Washington, Inc.	14,167	1,464,301
United Parcel Service, Inc., Class B	4,217	887,341

		4,348,181

Airlines(a) — 0.3%
Alaska Air Group, Inc.	28,178	1,581,913
Delta Air Lines, Inc.	10,600	423,152

		2,005,065

Auto Components — 0.2%
BorgWarner, Inc.	29,997	1,230,177

Automobiles — 2.1%
Ford Motor Co.	6,050	106,238
General Motors Co.(a)	37,053	1,731,116
Rivian Automotive, Inc., Class A(a)	8,061	544,601
Tesla, Inc.(a)	13,861	12,065,031

		14,446,986

Banks — 4.7%
Bank of America Corp.	214,742	9,491,596
Citigroup, Inc.	76,100	4,507,403
First Republic Bank	9,795	1,697,082
Huntington Bancshares, Inc.	289,669	4,495,663
JPMorgan Chase & Co.	32,981	4,676,706
PNC Financial Services Group, Inc.	7,546	1,503,540
Regions Financial Corp.	256,779	6,211,484

		32,583,474

Beverages — 1.9%
Coca-Cola Co.	128,334	7,987,508
Coca-Cola Europacific Partners PLC	33,947	1,738,426
Keurig Dr Pepper, Inc.	6,389	247,063
PepsiCo, Inc.	19,889	3,256,625

		13,229,622

Biotechnology — 1.7%
AbbVie, Inc.	8,976	1,326,383
Amgen, Inc.	32,708	7,407,708
Biogen, Inc.(a)	3,451	728,195
Gilead Sciences, Inc.	32,187	1,944,095
Moderna, Inc.(a)	2,121	325,786

		11,732,167

Building Products — 1.2%
Builders FirstSource, Inc.(a)	6,031	448,827
Fortune Brands Home & Security, Inc.	1,635	142,082
Johnson Controls International PLC	38,165	2,479,198
Masco Corp.	9,600	537,984

Security	Shares	Value

Building Products (continued)
Owens Corning	3,740	$348,531
Trane Technologies PLC	28,484	4,384,542

		8,341,164

Capital Markets — 1.9%
Bank of New York Mellon Corp.	14,973	795,815
Charles Schwab Corp.	2,164	182,772
FactSet Research Systems, Inc.	579	235,126
Goldman Sachs Group, Inc.	10,058	3,432,695
Intercontinental Exchange, Inc.	30,711	3,934,693
Moody’s Corp.	1,867	601,230
Morgan Stanley	1,539	139,649
S&P Global, Inc.	4,631	1,739,773
T. Rowe Price Group, Inc.	13,640	1,971,798

		13,033,551

Chemicals — 1.5%
Corteva, Inc.	7,491	389,757
Ecolab, Inc.	37,438	6,598,822
International Flavors & Fragrances, Inc.	16,600	2,207,800
Linde PLC(a)	584	171,252
Mosaic Co.	22,926	1,202,010
PPG Industries, Inc.	923	123,174

		10,692,815

Commercial Services & Supplies — 0.1%
IAA, Inc.(a)	25,170	924,746

Communications Equipment — 0.2%
Cisco Systems, Inc.	29,297	1,633,894

Construction & Engineering — 0.3%
EMCOR Group, Inc.	6,420	741,767
Quanta Services, Inc.	11,018	1,200,301

		1,942,068

Consumer Finance — 1.8%
Ally Financial, Inc.	94,410	4,711,059
American Express Co.	27,128	5,277,481
Synchrony Financial	55,612	2,379,081
Upstart Holdings, Inc.(a)	560	88,475

		12,456,096

Containers & Packaging — 1.0%
AptarGroup, Inc.	3,939	480,085
Ball Corp.	70,028	6,284,313

		6,764,398

Diversified Consumer Services — 0.6%
H&R Block, Inc.	79,091	1,962,248
Service Corp. International	12,902	785,087
Terminix Global Holdings, Inc.(a)	40,510	1,724,105

		4,471,440

Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(a)	11,153	3,585,132
Voya Financial, Inc.	43,293	2,915,783

		6,500,915

Diversified Telecommunication Services — 1.0%
Verizon Communications, Inc.	123,771	6,642,790

Electric Utilities — 1.2%
Entergy Corp.	32,325	3,400,914
Eversource Energy	49,734	4,068,241
NextEra Energy, Inc.	10,571	827,392

		8,296,547

1

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock Sustainable Advantage Large Cap Core Fund (formerly known as BlackRock Advantage ESG U.S. Equity Fund) (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment — 0.1%
Eaton Corp. PLC	3,717	$573,496
Sunrun, Inc.(a)	7,539	205,664

		779,160

Electronic Equipment, Instruments & Components(a) — 0.9%
Flex Ltd.	97,620	1,609,754
Keysight Technologies, Inc.	19,864	3,125,998
Teledyne Technologies, Inc.	516	221,560
Zebra Technologies Corp., Class A	3,007	1,242,913

		6,200,225

Energy Equipment & Services — 0.7%
Halliburton Co.	4,614	154,707
Schlumberger NV	111,838	4,388,523
TechnipFMC PLC(a)	29,422	201,541

		4,744,771

Entertainment(a) — 0.7%
Netflix, Inc.	422	166,487
ROBLOX Corp.	6,296	324,685
Roku, Inc.	3,879	541,237
Spotify Technology SA	5,350	835,617
Walt Disney Co.	21,825	3,240,139

		5,108,165

Equity Real Estate Investment Trusts (REITs) — 2.2%
American Tower Corp.	16,830	3,818,222
Brixmor Property Group, Inc.	8,684	218,142
Crown Castle International Corp.	19,074	3,177,538
Equinix, Inc.	4,237	3,007,126
Prologis, Inc.	35,298	5,148,213

		15,369,241

Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	7,583	3,937,473
Walmart, Inc.	6,268	847,183

		4,784,656

Food Products — 1.2%
Bunge Ltd.	3,885	406,177
Campbell Soup Co.	16,326	734,180
Conagra Brands, Inc.	8,085	282,733
General Mills, Inc.	37,545	2,531,659
Kellogg Co.	48,031	3,071,102
McCormick & Co., Inc.	10,055	956,934

		7,982,785

Gas Utilities — 0.0%
UGI Corp.	7,436	285,840

Health Care Equipment & Supplies(a) — 1.9%
Align Technology, Inc.(b)	4,482	2,292,364
DexCom, Inc.	4,130	1,709,448
Hologic, Inc.	17,295	1,230,885
IDEXX Laboratories, Inc.	10,843	5,772,271
Insulet Corp.	7,116	1,883,534
Penumbra, Inc.	396	87,809

		12,976,311

Health Care Providers & Services — 2.9%
Anthem, Inc.	16,583	7,493,028
Cardinal Health, Inc.	10,867	586,927
Cigna Corp.	4,978	1,183,669
CVS Health Corp.	37,471	3,883,869
Humana, Inc.	1,009	438,229

Security	Shares	Value

Health Care Providers & Services (continued)
McKesson Corp.	16,049	$4,412,833
Molina Healthcare, Inc.(a)	747	229,232
UnitedHealth Group, Inc.	3,368	1,602,730

		19,830,517

Health Care Technology — 0.2%
Cerner Corp.	4,752	443,124
Teladoc Health, Inc.(a)	12,923	980,985

		1,424,109

Hotels, Restaurants & Leisure — 0.9%
Booking Holdings, Inc.(a)	539	1,170,843
Domino’s Pizza, Inc.	1,055	455,982
McDonald’s Corp.	9,156	2,241,114
Travel + Leisure Co.	38,365	2,150,358
Wendy’s Co.	3,112	70,767

		6,089,064

Household Durables — 0.0%
Meritage Homes Corp.(a)	2,138	210,764

Household Products — 1.6%
Church & Dwight Co., Inc.	11,984	1,172,634
Clorox Co.	18,196	2,652,795
Colgate-Palmolive Co.	94,199	7,248,613
Procter & Gamble Co.	2,038	317,704

		11,391,746

Independent Power and Renewable Electricity Producers — 0.1%
Sunnova Energy International, Inc.(a)	28,353	571,313

Industrial Conglomerates — 0.6%
3M Co.	12,653	1,880,868
General Electric Co.	14,570	1,391,581
Roper Technologies, Inc.	2,198	985,188

		4,257,637

Insurance — 2.9%
Marsh & McLennan Cos., Inc.	36,405	5,657,701
MetLife, Inc.	103,476	6,989,804
Prudential Financial, Inc.	5,882	656,784
Travelers Cos., Inc.	37,903	6,512,872

		19,817,161

Interactive Media & Services(a) — 4.9%
Alphabet, Inc., Class A	5,102	13,781,216
Alphabet, Inc., Class C	4,701	12,682,452
Meta Platforms, Inc., Class A	34,276	7,233,264

		33,696,932

Internet & Direct Marketing Retail — 3.2%
Amazon.com, Inc.(a)	6,625	20,347,097
eBay, Inc.	9,264	505,722
Etsy, Inc.(a)	7,621	1,180,417
MercadoLibre, Inc.(a)	315	354,895

		22,388,131

IT Services — 4.6%
Accenture PLC, Class A	6,649	2,101,217
Automatic Data Processing, Inc.	25,543	5,222,011
Block, Inc.(a)	7,637	973,717
Fidelity National Information Services, Inc.	27,215	2,591,684
Mastercard, Inc., Class A	15,007	5,414,826
Okta, Inc.(a)	4,332	792,063
PayPal Holdings, Inc.(a)	18,711	2,094,322
Twilio, Inc., Class A(a)	2,185	381,938

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock Sustainable Advantage Large Cap Core Fund (formerly known as BlackRock Advantage ESG U.S. Equity Fund) (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Visa, Inc., Class A	51,731	$11,180,104
Western Union Co.	48,351	879,021
Wix.com Ltd.(a)	1,615	147,902

		31,778,805

Life Sciences Tools & Services — 2.9%
Agilent Technologies, Inc.	51,347	6,693,595
Danaher Corp.	13,162	3,611,784
Illumina, Inc.(a)	4,263	1,392,296
Mettler-Toledo International, Inc.(a)(b)	2,162	3,045,696
Thermo Fisher Scientific, Inc.	4,957	2,696,608
West Pharmaceutical Services, Inc.	6,685	2,587,630

		20,027,609

Machinery — 1.6%
AGCO Corp.	7,739	929,918
Caterpillar, Inc.	10,207	1,914,629
Cummins, Inc.	5,281	1,077,958
Illinois Tool Works, Inc.	28,989	6,271,480
Otis Worldwide Corp.	1,450	113,579
Snap-on, Inc.	2,773	582,829

		10,890,393

Media — 1.4%
Altice USA, Inc., Class A(a)	8,040	92,942
Charter Communications, Inc., Class A(a)	470	282,837
Comcast Corp., Class A	105,501	4,933,227
Discovery, Inc., Class C(a)	4,945	138,312
Fox Corp., Class A	28,189	1,179,146
Fox Corp., Class B	2,513	96,147
Paramount Global, Class B	11,325	346,658
Sirius XM Holdings, Inc.(b)	438,061	2,698,456

		9,767,725

Metals & Mining — 0.3%
Newmont Corp.	4,320	285,984
Reliance Steel & Aluminum Co.	8,622	1,645,681
Steel Dynamics, Inc.	7,053	497,801

		2,429,466

Multiline Retail — 1.0%
Nordstrom, Inc.(a)	30,465	631,844
Target Corp.	30,882	6,169,297

		6,801,141

Multi-Utilities — 0.9%
Consolidated Edison, Inc.	74,772	6,413,194

Oil, Gas & Consumable Fuels — 3.0%
Chevron Corp.	10,045	1,446,480
Devon Energy Corp.	17,520	1,043,316
DT Midstream, Inc.(a)	2,550	135,405
EOG Resources, Inc.	43,506	4,999,709
EQT Corp.	11,003	254,609
Exxon Mobil Corp.	51,470	4,036,277
Hess Corp.	20,918	2,113,973
Kinder Morgan, Inc.	77,389	1,346,569
Marathon Oil Corp.(b)	33,538	756,617
ONEOK, Inc.	31,432	2,052,510
Ovintiv, Inc.	2,383	109,261
Range Resources Corp.(a)	3,501	80,348
Valero Energy Corp.	6,213	518,848
Williams Cos., Inc.	58,750	1,837,700

		20,731,622

Security	Shares	Value

Personal Products — 0.7%
Estee Lauder Cos., Inc., Class A	16,211	$4,803,806

Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.	28,046	1,925,919
Eli Lilly & Co.	21,462	5,364,427
Jazz Pharmaceuticals PLC(a)	1,432	196,785
Johnson & Johnson	23,223	3,821,809
Merck & Co., Inc.	73,582	5,634,910
Pfizer, Inc.	70,302	3,299,976
Zoetis, Inc.	37,405	7,243,478

		27,487,304

Professional Services — 0.6%
Equifax, Inc.	3,017	658,732
ManpowerGroup, Inc.	3,310	351,787
Robert Half International, Inc.	24,226	2,914,145

		3,924,664

Real Estate Management & Development(a) — 0.9%
CBRE Group, Inc., Class A	51,981	5,034,360
Jones Lang LaSalle, Inc.	4,803	1,182,594

		6,216,954

Road & Rail — 1.1%
Landstar System, Inc.	28,566	4,410,876
Ryder System, Inc.	26,965	2,125,920
Uber Technologies, Inc.(a)	23,460	845,264

		7,382,060

Semiconductors & Semiconductor Equipment — 5.1%
Advanced Micro Devices, Inc.(a)	52,113	6,427,617
Applied Materials, Inc.	31,811	4,269,036
Cirrus Logic, Inc.(a)	6,255	543,372
Intel Corp.	92,245	4,400,087
Lam Research Corp.	2,301	1,291,666
Marvell Technology, Inc.	7,153	488,764
NVIDIA Corp.	36,319	8,856,388
Qualcomm, Inc	20,000	3,439,800
Silicon Laboratories, Inc.(a)	5,501	845,559
Texas Instruments, Inc.	26,928	4,577,491

		35,139,780

Software — 10.4%
Adobe, Inc.(a)	16,670	7,796,226
Atlassian Corp. PLC, Class A(a)	1,288	393,767
Autodesk, Inc.(a)	1,615	355,672
Cadence Design Systems, Inc.(a)	15,660	2,371,394
HashiCorp, Inc., Class A(a)	7,011	353,284
HubSpot, Inc.(a)	2,300	1,207,500
Intuit, Inc.	13,878	6,583,307
Microsoft Corp.	134,726	40,254,782
RingCentral, Inc., Class A(a)	4,137	541,285
salesforce.com, Inc.(a)	23,510	4,949,560
ServiceNow, Inc.(a)	7,547	4,376,656
Workday, Inc., Class A(a)	12,866	2,946,957

		72,130,390

Specialty Retail — 2.1%
Best Buy Co., Inc.	8,785	848,982
Foot Locker, Inc.	18,454	583,515
Home Depot, Inc.	26,007	8,213,791
Lowe’s Cos., Inc.	12,877	2,846,590
Tractor Supply Co.	660	134,501

3

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock Sustainable Advantage Large Cap Core Fund (formerly known as BlackRock Advantage ESG U.S. Equity Fund) (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Ulta Salon Cosmetics & Fragrance, Inc.(a)(b)	2,823	$1,057,214
Williams-Sonoma, Inc.	3,656	529,608

		14,214,201

Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc.	266,600	44,020,992
Dell Technologies, Inc., Class C(a)	102,821	5,239,758
Hewlett Packard Enterprise Co.	60,607	964,864
HP, Inc.	48,438	1,664,330
Western Digital Corp.(a)	15,496	789,366

		52,679,310

Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	22,077	3,014,614
VF Corp.	22,437	1,301,795

		4,316,409

Trading Companies & Distributors — 0.7%
SiteOne Landscape Supply, Inc.(a)	5,551	957,159
W.W. Grainger, Inc.	8,734	4,166,642

		5,123,801

Wireless Telecommunication Services — 0.1%
U.S. Cellular Corp.(a)	13,763	378,620

Total Long-Term Investments — 99.0% (Cost: $641,879,588)		685,475,844

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(c)(d)	12,811,646	$12,811,646
SL Liquidity Series, LLC, Money Market Series, 0.18%(c)(d)(e)	3,659,372	3,659,372

Total Short-Term Securities — 2.4% (Cost: $16,471,018)		16,471,018

Total Investments — 101.4% (Cost: $658,350,606)		701,946,862
Liabilities in Excess of Other Assets — (1.4)%		(9,663,999)

Net Assets — 100.0%		$692,282,863

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$6,572,797	$6,238,849	(a)	$—	$—	$—	$12,811,646	12,811,646	$253		$—
SL Liquidity Series, LLC, Money Market Series	2,031,432	1,628,162	(a)	—	(222)	—	3,659,372	3,659,372	16,628	(b)	—

					$(222)	$—	$16,471,018		$16,881		$—

(a)	Represents net amount purchased (sold).

(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	31	03/18/22	$6,770	$(37,176)

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock Sustainable Advantage Large Cap Core Fund (formerly known as BlackRock Advantage ESG U.S. Equity Fund)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$685,475,844	$—	$—	$685,475,844
Short-Term Securities
Money Market Funds	12,811,646	—	—	12,811,646

	$698,287,490	$—	$—	698,287,490

Investments Valued at NAV(a)				3,659,372

				$701,946,862

Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(37,176)	$—	$—	$(37,176)

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

S&P	Standard & Poor’s

5